INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Noncurrent Investments

	As of December 31,
	2023	2022
Current
Mutual funds (1)	13,570	47,009
Commercial Papers (2)	2,500	—
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	—	1,399
TOTAL	16,070	48,408

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
	2023	2022
Non current
Contribution to funds (3)	1,833	1,513
TOTAL	1,833	1,513

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000, as of December 31, 2023 and 2022, the Company has paid 1,833 and 1,513, respectively.